Derivative financial instruments (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Offsetting of financial assets and liabilities
Gross amount	R$ 174,100,023	R$ 190,911,877
Interbank Investments
Offsetting of financial assets and liabilities
Gross amount	48,278,561	60,443,537
Related amount offset in the statement of financial position	0	0
Net amount	48,278,561	60,443,537
Derivative Financial Instruments
Offsetting of financial assets and liabilities
Gross amount	14,511,191	14,770,594
Related amount offset in the statement of financial position	0	0
Net amount	14,511,191	14,770,594
Securities sold under agreements to repurchase
Offsetting of financial assets and liabilities
Gross amount	174,100,023	190,911,877
Related amount offset in the statement of financial position	0	0
Net amount	174,100,023	190,911,877
Derivative financial instruments
Offsetting of financial assets and liabilities
Gross amount	14,244,083	16,152,087
Related amount offset in the statement of financial position	0	0
Net amount	R$ 14,244,083	R$ 16,152,087